NONCONTROLLING INTERESTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in noncontrolling interest
Balance at the beginning of the period	$ 22,934
Capital injection		718	2,898
Net loss	(6,637)	(11,918)	(6,463)
Disposal of subsidiary	933
Balance at the end of the period	17,156	22,934
Non-Controlling Interest
Changes in noncontrolling interest
Balance at the beginning of the period	22,934	32,703	35,838
Capital injection		675	2,296
Net loss	(6,637)	(11,918)	(6,463)
Foreign currency translation adjustment	(74)	1,474	1,032
Disposal of subsidiary	933
Balance at the end of the period	$ 17,156	$ 22,934	$ 32,703